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                                 THE GALAXY FUND

                               PRIME SHARES OF THE
               GALAXY ASSET ALLOCATION FUND, GALAXY EQUITY INCOME FUND,
             GALAXY GROWTH AND INCOME FUND, GALAXY STRATEGIC EQUITY FUND,
                 GALAXY EQUITY VALUE FUND, GALAXY EQUITY GROWTH FUND,
          GALAXY INTERNATIONAL EQUITY FUND, GALAXY SMALL CAP VALUE FUND, AND
                        GALAXY SMALL COMPANY EQUITY FUND


                      SUPPLEMENT DATED NOVEMBER 29, 1999 TO
                       PROSPECTUS DATED NOVEMBER 29, 1999

     Prime A Shares and Prime B Shares of the Galaxy Equity Value Fund, Galaxy Equity Income Fund, Galaxy Small Company Equity Fund and Galaxy Strategic Equity Fund currently are not being offered to investors.

QRGALE1

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                                THE GALAXY FUND

                              PRIME SHARES OF THE
                          GALAXY SHORT-TERM BOND FUND,
                  GALAXY INTERMEDIATE GOVERNMENT INCOME FUND,
                       GALAXY HIGH QUALITY BOND FUND AND
                          GALAXY TAX-EXEMPT BOND FUND

                     SUPPLEMENT DATED NOVEMBER 29, 1999 TO
                       PROSPECTUS DATED NOVEMBER 29, 1999

    Prime A Shares and Prime B Shares of the Galaxy Short-Term Bond Fund, Galaxy Intermediate Government Income Fund and Galaxy Tax-Exempt Bond Fund currently are not being offered to investors.

QRGALB1